CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	¥ 901,573,000	¥ 869,050,000	¥ 761,306,000
Cost of sales and services rendered	(356,796,000)	(275,948,000)	(258,567,000)
Gross profit	544,777,000	593,102,000	502,739,000
Selling expenses	(510,608,000)	(413,068,000)	(333,526,000)
General and administrative expenses	(230,646,000)	(196,329,000)	(115,485,000)
Finance income	1,185,000	388,000	322,000
Finance costs	(29,189,000)	(24,293,000)	(9,244,000)
Other gains, net	600,000	18,669,000	12,118,000
Fair value (loss)/gain of convertible redeemable preferred shares		136,656,000	(226,248,000)
Fair value loss of convertible note	(1,599,000)	(5,193,000)	(9,152,000)
Fair value (loss)/gain of exchangeable note liabilities		45,274,000	(56,925,000)
Fair value (loss)/gain of derivative financial instrument		301,000	(301,000)
Impairment of non-current assets	(32,969,000)	(1,405,000)
Share of profits/(losses) of investments accounted for using the equity method	(1,043,000)	(1,738,000)	1,730,000
(Loss)/profit before income tax	(259,492,000)	152,364,000	(233,972,000)
Income tax (expense)/credit	12,587,000	(14,036,000)	(18,508,000)
(Loss)/profit for the year	(246,905,000)	138,328,000	(252,480,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(731,000)	672,000	1,088,000
Total other comprehensive income/(loss) for the year, net of tax	(731,000)	672,000	1,088,000
Total comprehensive (loss)/income for the year	(247,636,000)	139,000,000	(251,392,000)
(Loss)/profit attributable to:
Owners of the Company	(235,479,000)	136,309,000	(255,237,000)
Non-controlling interests	(11,426,000)	2,019,000	2,757,000
(Loss)/profit for the year	¥ (246,905,000)	¥ 138,328,000	¥ (252,480,000)
(Loss)/earnings per share for (loss)/profit attributable to owners of the Company (in RMB per share)
Basic	¥ (3.61)	¥ 2.96	¥ (6.22)
Diluted	¥ (3.61)	¥ (0.78)	¥ (6.22)
Total comprehensive (loss)/income attributable to:
Owners of the Company	¥ (236,210,000)	¥ 136,981,000	¥ (254,149,000)
Non-controlling interests	(11,426,000)	2,019,000	2,757,000
Total comprehensive (loss)/income for the year	¥ (247,636,000)	¥ 139,000,000	¥ (251,392,000)